DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details 1)	12 Months Ended
Dec. 31, 2017 refinery
PBF Holding [Member]
Property, Plant and Equipment [Line Items]
Number of refineries	5